OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GE-WMC Mortgage securities, l.l.c.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2020 to June 30, 2020

Date of Report (Date of filing): July 31, 2020

Commission File Number of securitizer: 025-01098

Central Index Key Number of securitizer: 0001335739

 Michael P. Paolillo, (203) 229-8350

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

____    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person[s] to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02  Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), GE-WMC Mortgage Securities, L.L.C. has indicated by check mark that there is no activity for the quarterly period.

Item 1.03  Notice of Termination of Duty to File Reports under Rule 15Ga-1

GE-WMC Mortgage Securities, L.L.C. hereby provides notice that it shall no longer be making Rule 15Ga-1 filings and that all future filings related to the following transactions shall be made by GE Capital US Holdings, Inc.: GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2 and GE-WMC Asset-Backed Pass-Through Certificates, Series 2006-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GE-WMC mORTGAGE sECURITIES, L.L.C.

Date: July 31, 2020	/s/ Victoria Vron
Name: Victoria Vron
Title: Vice President